Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Eubel Brady & Suttman Mutual Fund Trust
Entity Central Index Key	0001606378
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000143294
Shareholder Report [Line Items]
Fund Name	Eubel Brady & Suttman Income and Appreciation Fund
Trading Symbol	EBSZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eubel Brady & Suttman Income and Appreciation Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.
Additional Information Phone Number	(800) 391-1223
Additional Information Website	 https://funddocs.filepoint.com/ebs/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income and Appreciation Fund	$23	0.22%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.22%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Eubel Brady & Suttman Income and Appreciation Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-10 Year Corp. Index	ICE BofA Yield Alternative US Convertible Index
Jul-2016	$10,000	$10,000	$10,001	$10,000
Jul-2017	$10,565	$9,949	$10,173	$11,056
Jul-2018	$10,735	$9,869	$10,109	$11,620
Jul-2019	$11,038	$10,666	$10,966	$12,241
Jul-2020	$11,373	$11,746	$11,904	$13,008
Jul-2021	$12,419	$11,664	$12,160	$15,219
Jul-2022	$12,121	$10,600	$11,149	$13,025
Jul-2023	$12,514	$10,243	$11,196	$14,359
Jul-2024	$13,482	$10,766	$12,045	$15,475
Jul-2025	$14,439	$11,130	$12,757	$17,465
Jul-2026	$15,746	$11,431	$13,197	$19,495

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income and Appreciation Fund	9.06%	4.86%	4.64%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
ICE BofA 1-10 Year Corp. Index	3.44%	1.65%	2.81%
ICE BofA Yield Alternative US Convertible Index	11.62%	5.08%	6.90%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 160,688,574
Holdings Count | Holding	35
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$160,688,574 Number of Portfolio Holdings35 Advisory Fee $0 Portfolio Turnover48%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.8%
Energy	3.2%
Consumer Staples	3.2%
Materials	5.7%
Health Care	6.7%
Industrials	7.5%
Money Market Funds	13.5%
Technology	18.1%
Financials	18.7%
Consumer Discretionary	22.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Cheesecake Factory, Inc. (The), 2.000%, due 03/15/30	4.7%
Avnet, Inc., 1.750%, due 09/01/30, 144A	4.4%
Lyft, Inc., 0.625%, due 03/01/29	4.0%
Guidewire Software, Inc., 1.250%, due 11/01/29	3.8%
Bentley Systems, Inc., 0.375%, due 07/01/27	3.5%
Winnebago Industries, Inc., 3.250%, due 01/15/30	3.5%
Global Payments, Inc., 1.500%, due 03/01/31	3.4%
Crocs, Inc., 4.125%, due 08/15/31, 144A	3.4%
Zoetis, Inc., 0.250%, due 06/15/29, 144A	3.4%
Haemonetics Corporation, 2.500%, due 06/01/29	3.3%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Bank Debt	1.9%
Common Stocks	3.4%
Convertible Bonds	43.9%
Corporate Bonds	37.2%
Money Market Funds	13.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.
C000143295
Shareholder Report [Line Items]
Fund Name	Eubel Brady & Suttman Income Fund
Trading Symbol	EBSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Eubel Brady & Suttman Income Fund (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://funddocs.filepoint.com/ebs/. You can also request this information by contacting us at (800) 391-1223.
Additional Information Phone Number	(800) 391-1223
Additional Information Website	 https://funddocs.filepoint.com/ebs/
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Eubel Brady & Suttman Income Fund	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Eubel Brady & Suttman Income Fund	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government 1-10 Yrs Index
Jul-2016	$10,000	$10,000	$10,000
Jul-2017	$10,275	$9,949	$10,003
Jul-2018	$10,364	$9,869	$9,910
Jul-2019	$10,764	$10,666	$10,596
Jul-2020	$11,140	$11,746	$11,419
Jul-2021	$11,521	$11,664	$11,455
Jul-2022	$11,245	$10,600	$10,705
Jul-2023	$11,410	$10,243	$10,564
Jul-2024	$12,226	$10,766	$11,194
Jul-2025	$13,078	$11,130	$11,724
Jul-2026	$13,665	$11,431	$12,062

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Eubel Brady & Suttman Income Fund	4.49%	3.47%	3.17%
Bloomberg U.S. Aggregate Bond Index	2.71%	-0.40%	1.35%
ICE BofA U.S. Corporate & Government 1-10 Yrs Index	2.89%	1.04%	1.89%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 431,532,383
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$431,532,383 Number of Portfolio Holdings51 Advisory Fee $0 Portfolio Turnover19%
Holdings [Text Block]

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	1.1%
Consumer Staples	1.9%
Hospitality	2.1%
Money Market Funds	4.5%
Materials	4.9%
Health Care	5.3%
Technology	9.3%
Industrials	11.7%
Consumer Discretionary	13.1%
U.S. Treasury Obligations	22.7%
Financials	23.4%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
U.S. Treasury Notes, 3.500%, due 11/15/28	4.8%
U.S. Treasury Notes, 3.625%, due 10/31/30	4.7%
U.S. Treasury Notes, 4.375%, due 12/31/29	2.9%
Crocs, Inc., 4.125%, due 08/15/31, 144A	2.9%
Timken Company (The), 4.500%, due 12/15/28	2.9%
U.S. Treasury Notes, 4.625%, due 04/30/29	2.8%
Bank OZK, 2.750%, due 10/01/31	2.8%
U.S. Treasury Notes, 4.500%, due 05/15/27	2.8%
Mohawk Industries, Inc., 5.850%, due 09/18/28	2.6%
Penske Truck Leasing Company, L.P., 5.700%, due 02/01/28, 144A	2.6%

Asset Weighting (% of total investments)

Table Summary
Value	Value
Bank Debt	1.8%
Common Stocks	1.6%
Corporate Bonds	66.9%
Money Market Funds	4.6%
Term Loans	2.1%
U.S. Treasury Obligations	23.0%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended July 31, 2026.